SUBSEQUENT EVENT (Details Narrative) - USD ($)										1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 18, 2026	Aug. 17, 2026	Jul. 27, 2026	Jul. 13, 2026	Mar. 30, 2026	Mar. 06, 2026	Jan. 31, 2026	Jan. 02, 2026	Aug. 27, 2025	Aug. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	May 22, 2026	Mar. 31, 2026	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2024
SubsequentEventLineItem [Line Items]
Common Stock, Par or Stated Value Per Share													$ 0.01		$ 0.01		$ 0.01				$ 0.01	$ 0.01
Common stock, shares authorized													400,000,000		400,000,000		400,000,000				400,000,000	400,000,000
Series Seed-I preferred stock													1,000,000		1,000,000		1,000,000				1,000,000
Deposits																	$ 6,000				$ 3,000	$ 25,000
Gravitics Inc [Member]
SubsequentEventLineItem [Line Items]
Common Stock, Par or Stated Value Per Share													$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized							27,004,445					27,004,445	32,620,000		32,620,000		19,841,878	19,841,878	32,620,000	27,004,445			19,841,878
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price													$ 0.72		$ 0.72		$ 0.30	$ 0.37
Service Provider Warrants													17,423,605	12,648,840	17,423,605	12,648,840	12,269,949	12,548,844
Gross profit												$ 4,900,000
Authorized shares of capital stock							37,188,608					37,188,608								37,188,608			25,853,696
Series Seed-I preferred stock							10,184,163					10,184,163	10,118,115		10,118,115		6,011,819		10,118,115	10,184,163			6,011,819
Preferred stock, shares outstanding													10,118,115		10,118,115
Liabilities																	$ 10,100,000
Promissory notes and accrued interest					$ 600,000	$ 600,000											600,000
Convertible promissory note liabilities																	5,739,000
Promissory notes and accrued interest																	111,800,000	$ 30,600,000
Convertible promissory note																	5,700,000
Deferred financing costs													$ 200,000		$ 200,000
Financing costs																	$ 300,000
Gravitics Inc [Member] | Furniture and Fixtures [Member]
SubsequentEventLineItem [Line Items]
Useful life of assets																	7 years
Gravitics Inc [Member] | Office Equipment [Member]
SubsequentEventLineItem [Line Items]
Useful life of assets																	5 years
Gravitics Inc [Member] | Computer Equipment [Member]
SubsequentEventLineItem [Line Items]
Useful life of assets																	5 years
Gravitics Inc [Member] | Warrant [Member]
SubsequentEventLineItem [Line Items]
Common stock warrants outstanding													1,251,448		1,251,448
Gravitics Inc [Member] | Penny Warrants [Member]
SubsequentEventLineItem [Line Items]
Common stock warrants outstanding													255,706		255,706
Gravitics Inc [Member] | Service Provider Warrants [Member]
SubsequentEventLineItem [Line Items]
Common stock warrants outstanding													995,742		995,742
Gravitics Inc [Member] | Minimum [Member] | Tools Machinery and Other Equipment [Member]
SubsequentEventLineItem [Line Items]
Useful life of assets																	3 years
Gravitics Inc [Member] | Maximum [Member] | Tools Machinery and Other Equipment [Member]
SubsequentEventLineItem [Line Items]
Useful life of assets																	5 years
Gravitics Inc [Member] | Series A One Redeemable Convertible Preferred Stock [Member]
SubsequentEventLineItem [Line Items]
Number of shares issued											2,240,041	337,540
Conversion price per share							$ 4.89				$ 4.89	$ 4.89								$ 4.89
Gross proceeds											$ 10,900,000	$ 1,700,000
Gravitics Inc [Member] | Series A-I [Member]
SubsequentEventLineItem [Line Items]
Common stock, shares authorized							27,004,445					27,004,445								27,004,445
Authorized shares of capital stock							37,188,608					37,188,608								37,188,608
Series Seed-I preferred stock							4,073,456					4,073,456								4,073,456
Gravitics Inc [Member] | Series A-I [Member] | SAFE Agreements [Member]
SubsequentEventLineItem [Line Items]
Conversion price per share					$ 7.44		$ 4.89				$ 4.89	$ 4.89
Preferred stock, shares outstanding							1,373,131				1,373,131	1,373,131
Gravitics Inc [Member] | Series A-I [Member] | Merger Agreement [Member]
SubsequentEventLineItem [Line Items]
Conversion price per share						$ 4.89
Preferred stock, shares outstanding					122,744	122,744
Gravitics Inc [Member] | Series A-I Closing [Member]
SubsequentEventLineItem [Line Items]
Series Seed-I preferred stock							10,184,163					10,184,163	10,118,115		10,118,115					10,184,163
Gravitics Inc [Member] | Series A-II [Member]
SubsequentEventLineItem [Line Items]
Series Seed-I preferred stock							738,035					738,035								738,035
Gravitics Inc [Member] | Series A-II [Member] | SAFE Agreements [Member]
SubsequentEventLineItem [Line Items]
Conversion price per share							$ 4.75				$ 4.75	$ 4.75
Preferred stock, shares outstanding							738,035				738,035	738,035
Gravitics Inc [Member] | Series A-III [Member]
SubsequentEventLineItem [Line Items]
Series Seed-I preferred stock							1,121,204					1,121,204								1,121,204
Gravitics Inc [Member] | Series A-III [Member] | Merger Agreement [Member]
SubsequentEventLineItem [Line Items]
Conversion price per share																	$ 4.60
Gravitics Inc [Member] | Series A III Redeemable Convertible Preferred Stock [Member] | Merger Agreement [Member]
SubsequentEventLineItem [Line Items]
Conversion price per share						$ 4.60
Preferred stock, shares outstanding					1,121,204	1,121,204
Gravitics Inc [Member] | Service Provider Warrants [Member]
SubsequentEventLineItem [Line Items]
Service Provider Warrants													958,920		958,920
Subsequent Event [Member]
SubsequentEventLineItem [Line Items]
Stockholders' Equity, Reverse Stock Split			1-for-150
Common Stock, Par or Stated Value Per Share			$ 0.01
Common stock, shares authorized			400,000,000
Maturity date								Jun. 30, 2026	Jan. 05, 2026
Subsequent Event [Member] | Gravitics Inc [Member]
SubsequentEventLineItem [Line Items]
Debt instrument face amount		$ 1,000,000.0
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price	$ 11,292			$ 2,155,771
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Period Increase (Decrease), Weighted Average Exercise Price				$ 4.28
Unsecured debt		$ 500,000
Legal fees	$ 1,000,000.0
Line of credit facility description		Amounts advanced under the note bear an original issue discount equal to 50% of the principal amount of each tranche for each 30-day period, together with interest at a rate of 4.0% per 30-day period calculated on a simple, non-compounding basis on the original principal amount of each tranche. The original issue discount for each period is earned in full on the first day of that period and is not refundable upon early repayment. From and including the 61st day following the funding date, an additional default premium of 3.0% per 30-day period accrues automatically, resulting in an aggregate rate of 7.0% per 30-day period from that date. As the full $1.0 million facility was advanced on August 18, 2026, the amount payable upon repayment at the 60-day maturity date is approximately $2.1 million, with the amount payable increasing for periods thereafter. The note is unsecured, ranks pari passu with the Company’s other unsecured indebtedness, and contains no conversion right or equity participation in favor of the lender
Gross profit												$ 4,900,000
Promissory notes and accrued interest						$ 600,000
Promissory notes and accrued interest							$ 600,000
Subsequent Event [Member] | Gravitics Inc [Member] | Minimum [Member]
SubsequentEventLineItem [Line Items]
Number of common stock reserved for issuance under the plan							3,546,000					3,546,000
Subsequent Event [Member] | Gravitics Inc [Member] | Maximum [Member]
SubsequentEventLineItem [Line Items]
Number of common stock reserved for issuance under the plan							5,381,207					5,381,207
Subsequent Event [Member] | Gravitics Inc [Member] | Series A One Redeemable Convertible Preferred Stock [Member]
SubsequentEventLineItem [Line Items]
Number of shares issued											2,240,041	337,540
Conversion price per share							$ 4.89				$ 4.89	$ 4.89
Gross proceeds											$ 10,900,000	$ 1,700,000
Conversion of stock												122,744
Subsequent Event [Member] | Gravitics Inc [Member] | Series A-I [Member]
SubsequentEventLineItem [Line Items]
Common stock, shares authorized							27,000,000					27,000,000
Authorized shares of capital stock							37,179,718					37,179,718
Series Seed-I preferred stock							4,073,456					4,073,456
Subsequent Event [Member] | Gravitics Inc [Member] | Series A-I [Member] | SAFE Agreements [Member]
SubsequentEventLineItem [Line Items]
Conversion price per share							$ 4.89					$ 4.89
Preferred stock, shares outstanding							1,373,131					1,373,131
Subsequent Event [Member] | Gravitics Inc [Member] | Series A-I [Member] | Merger Agreement [Member]
SubsequentEventLineItem [Line Items]
Conversion price per share						$ 4.89
Preferred stock, shares outstanding						122,744
Subsequent Event [Member] | Gravitics Inc [Member] | Series A-I Closing [Member]
SubsequentEventLineItem [Line Items]
Series Seed-I preferred stock							10,179,718					10,179,718
Subsequent Event [Member] | Gravitics Inc [Member] | Series A-II [Member]
SubsequentEventLineItem [Line Items]
Series Seed-I preferred stock							738,035					738,035
Subsequent Event [Member] | Gravitics Inc [Member] | Series A-II [Member] | SAFE Agreements [Member]
SubsequentEventLineItem [Line Items]
Conversion price per share							$ 4.75					$ 4.75
Preferred stock, shares outstanding							738,035					738,035
Subsequent Event [Member] | Gravitics Inc [Member] | Series A-III [Member]
SubsequentEventLineItem [Line Items]
Series Seed-I preferred stock							1,116,759					1,116,759
Subsequent Event [Member] | Gravitics Inc [Member] | Series A III Redeemable Convertible Preferred Stock [Member] | Merger Agreement [Member]
SubsequentEventLineItem [Line Items]
Conversion price per share						$ 4.60
Preferred stock, shares outstanding						1,121,204
Subsequent Event [Member] | Gravitics Inc [Member] | Series A Three Redeemable Convertible Preferred Stock [Member]
SubsequentEventLineItem [Line Items]
Conversion price per share							$ 4.60					$ 4.60
Conversion of stock												1,121,204
Subsequent Event [Member] | Gravitics Inc [Member] | Service Provider Warrants [Member]
SubsequentEventLineItem [Line Items]
Service Provider Warrants										958,920
Warrants exercise price										$ 0.01
Subsequent Event [Member] | Frost Gamma Note [Member]
SubsequentEventLineItem [Line Items]
Debt instrument face amount								$ 100,000,000	$ 25,000,000
Interest rate percentage								11.00%	11.00%